Mineral Property Interests	12 Months Ended
Dec. 31, 2020
Mineral Property Interests
Mineral Property Interests

The Company’s principal resource properties are located in Canada and prior to October 9,2020, in Peru (note 4).

Québec

Pursuant to the acquisition of Eastmain, the Company acquired interests in 12 properties within the James Bay district of Québec (note 4). The principal projects acquired were:

Eau Claire

The Company owns a 100% interest in the Eau Claire project located immediately north of the Eastmain reservoir, approximately 10 kilometres (“km”) northeast of Hydro Québec’s EM-1 hydroelectric power facility, 80 km north of the town of Nemaska, 320 km northeast of the town of Matagami, and 800 km north of Montreal, in the Eeyou Istchee James Bay Region of Québec. The property consists of map-designated claims totaling approximately 233 square kilometers (“km2”).

Eastmain Mine

The Eastmain Mine project hosts the Eastmain Mine gold deposit. The past-producing Eastmain Mine project comprises 152 mineral claims and an industrial lease. Located on the eastern most part of the Upper Eastmain River Greenstone Belt of the James Bay District of northern Québec, the property covers approximately 80 km2 of highly prospective terrain. In 2019, Benz Mining Corp (“Benz Mining”) entered into an option agreement with Eastmain to allow Benz Mining the option to earn a 75% interest in the Eastmain Mine property in return for making option payments of $2,320 between October 2019 and October 2023, and incurring exploration expenditures of $3,500 on the property. The option payments may be settled in both cash and shares. Upon completion of the first option to earn 75%, Benz Mining may acquire the remaining 25% interest upon payment of $1,000. This option agreement was subsequently amended in April 2020 to grant Benz Mining the option to earn up to 75% of the Ruby Hill properties located to the west of the Eastmain Mine project.

During October 2020, the Company received option payments from Benz Mining totaling $150 in cash and Benz Mining shares with a fair value upon receipt of $102.

Éléonore South Joint Venture

The Éléonore South Joint Venture project consists of two separate blocks of map-designed claims, comprising a total of 282 claims covering approximately 147 km2 of the Opinaca area of James Bay, Québec. The Éléonore West block consists of 34 mineral claims covering approximately 18 km2, while the Éléonore South block contains 248 claims extending over an area of approximately 130 km2. The project is a three-way joint venture agreement between Eastmain, Azimut Exploration Inc. (“Azimut”), and Goldcorp Canada Ltd, a wholly owned subsidiary of Newmont Corporation. Project ownership is based on participation in the funding of annual exploration programs. As such, the project is held by the joint operation partners approximately as follows: Fury Gold 36.7%; Goldcorp Canada Ltd 36.7%, and Azimut 26.6%. The Company is currently designated as operator.

Nunavut

Committee Bay

The Company, through its wholly owned subsidiary North Country, owns a 100% interest in the Committee Bay project located in Nunavut, Canada. The Committee Bay project includes approximately 280,000 hectares situated along the Committee Bay Greenstone Belt located within the Western Churchill province of Nunavut. The Committee Bay project is subject to a 1% Net Smelter Royalty (“NSR”) on gold production, with certain portions subject to an additional 1.5% NSR. The 1.5% NSR is payable on only 7,596 hectares and can be purchased by the Company within two years of commencement of commercial production for $2,000 for each one-third (0.5%) of the 1.5% NSR.

Gibson MacQuoid

In 2017, the Company acquired a number of prospecting permits and mineral claims along the Gibson MacQuoid Greenstone Belt in Nunavut, Canada. In 2019, the Company staked additional claims, which overlapped the Company’s prospecting claims that expired in February 2020, to maintain a contiguous land package over the Company’s current areas of interest. The Company’s claims, which are located between the Meliadine deposit and Meadowbank mine, cover approximately 120 km of strike length of the prospective greenstone belt total 51,622 hectares collectively.

British Columbia

Homestake Ridge

The Company, through its wholly owned subsidiary Homestake, owns a 100% interest in the Homestake Ridge project subject to various royalty interests held by third parties not exceeding 2%. The project covers approximately 7,500 hectares and is located in the Iskut-Stewart-Kisault gold belt in northwestern British Columbia.

Costs capitalized as mineral property interests

The following is a continuity of the Company’s mineral property acquisition costs:

	Québec	Nunavut	British Columbia	Peru(3)	Total
Balance at December 31, 2018	$-	$18,871	$16,060	$4,141	$39,072
Additions	-	11	-	949	960
Impairment of mineral property interests (1)	-	-	-	(337)	(337)
Change in estimate of provision for site reclamation and closure (note 13)	-	203	-	-	203
Currency translation adjustment	-	-	-	(184)	(184)
Balance at December 31, 2019	$-	$19,085	$16,060	$4,569	$39,714
Additions	-	-	-	4,246	4,246
Eastmain acquisition, mineral property interests acquired (note 4ii)	125,606	-	-	-	125,606
Option payment received (2)	(252)	-	-	-	(252)
Dispositions (note 4i)	-	-	-	(8,949)	(8,949)
Change in estimate of provision for site reclamation and closure (note 13)	-	273	-	-	273
Currency translation adjustment	-	-	-	134	134
Balance at December 31, 2020	$125,354	$19,358	$16,060	$-	$160,772

(1) On February 7, 2020, the Company formally gave notice to the option holder of the Baños del Indio property that it was terminating the option agreement effective March 8, 2020. The Company had previously incurred a total of $337 (US$256) in option fees and other acquisition costs in relation to the Baños del Indio property, all of which were impaired as at December 31, 2019.

(2) During the fourth quarter of 2020, the Company received an option payment comprising $150 cash and 124,177 shares in Benz Mining with a fair value upon date of receipt of $102 for the Ruby Hill property.

(3) On October 9, 2020, the Peruvian operations were spun out to the Spincos as part of the Transaction (note 4i) and are disclosed as discontinued operations in the consolidated statement of loss and comprehensive loss and consolidated statement of cash flows.